                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 12/31/2008

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  COVEPOINT CAPITAL ADVISORS

Address: 152 WEST 57th STREET
         41st FLOOR
         NEW YORK, NY 10019


Form 13F File Number:  28-
                          -------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  DAVID PILSON

Title: HEAD OF OPERATIONS

Phone: 212.782.3643


Signature, Place, and Date of Signing:

/s/ David Pilson                   NEW YORK, NY                  01.20.09
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     8

Form 13F Information Table Value Total:     74,155

                                             (thousands)


List of Other Included Managers:            _____________

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________


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                 COVEPOINT CAPITAL ADVISORS LLC - 13F REPORTING

    NAME OF              TITLE                      VALUE    SHRS OR  SH/ PUT/  INVESTMENT    OTHER     VOTING   AUTHORITY
     ISSUER              CLASS            CUSIP   (x $1000)  PRN AMT  PRN CALL  DISCRETION   MANAGERS    SOLE   SHARED NONE
--------------- ----------------------- --------- --------- --------- -------- ------------- -------- --------- ------ ----
ISHARES         MSCI BRAZIL INDEX FUND  464286400     5,598   160,000    SH    DISCRETIONARY            160,000
ISHARES         FTSE/XINHUA CHINA 25    464287184    28,319   973,500    SH    DISCRETIONARY            973,500
ISHARES         MSCI HONG KONG INDEX    464286871     9,333   900,000    SH    DISCRETIONARY            900,000
ISHARES         MSCI MALAYSIA           464286830       510    70,000    SH    DISCRETIONARY             70,000
ISHARES         MSCI EMERGING MKT INDEX 464287234    17,479   700,000    SH    DISCRETIONARY            700,000
ISHARES         MSCI SINGAPORE          464286673    10,082 1,430,000    SH    DISCRETIONARY          1,430,000
ISHARES         MSCI SOUTH KOREA IND    464286772     1,259    45,000    SH    DISCRETIONARY             45,000
ISHARES         MSCI TAIWAN INDEX FD    464286731     1,575   207,500    SH    DISCRETIONARY            207,500
TOTAL EQUITIES:                      8               74,155

                           REPORTING DATE 12/31/2008